OTHER LONG-TERM LIABILITIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Other long-term liabilities:
Tax benefits on intra-group transfers of long-term assets	$ 56,628,000	$ 29,184,000
Liabilities in respect of the termination of Five Ship Leases	0	51,089,000
Pension obligations	37,584,000	33,451,000
Deferred credits from capital lease transactions	19,153,000	19,780,000
Other	132,000	132,000
Other long-term liabilities	113,497,000	133,636,000
Cash paid for lease termination	6,000,000
Deferred credits from capital lease transactions:
Deferred credits from capital lease transactions, gross	24,691,000	24,691,000
Deferred credits from capital lease transactions, accumulated amortization	(4,911,000)	(4,286,000)
Deferred credits from capital lease transactions	19,780,000	20,405,000
Deferred credits from capital lease transactions, short-term	627,000	625,000
Deferred credits from capital lease transactions, amortization expense	600,000	3,900,000	3,900,000
Accrued expenses
Other long-term liabilities:
Liabilities in respect of the termination of Five Ship Leases	$ 12,000,000